Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,174,298	$ 1,017,582
Additions	73,449	217,745
Depletion	(32,607)	(41,801)
Impairment	(49,558)	(35,711)
Currency conversion adjustments	(51,727)	16,483
Ending balance	1,113,855	1,174,298
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	695,356	650,782
Additions	50,121	55,894
Depletion	(12,208)	(17,799)
Impairment	(49,558)	(6,761)
Currency conversion adjustments	(46,298)	13,240
Ending balance	637,413	695,356
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	468,171	356,029
Additions	23,328	161,851
Depletion	(20,399)	(24,002)
Impairment	0	(28,950)
Currency conversion adjustments	(5,429)	3,243
Ending balance	465,671	468,171
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	10,771	10,771
Additions	0	0
Depletion	0	0
Impairment	0	0
Currency conversion adjustments	0	0
Ending balance	10,771	10,771
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	498,506
Cost	951,973	1,070,591
Accumulated depletion and impairments	(527,010)	(572,085)
Ending balance	424,963	498,506
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	146,874
Cost	390,283	486,437
Accumulated depletion and impairments	(303,757)	(339,563)
Ending balance	86,526	146,874
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	351,632
Cost	561,690	584,154
Accumulated depletion and impairments	(223,253)	(232,522)
Ending balance	338,437	351,632
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion and impairments	0	0
Ending balance	0	0
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	412,264
Cost	533,075	474,157
Accumulated depletion and impairments	(148,205)	(61,893)
Ending balance	384,870	412,264
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	307,178
Cost	352,216	307,823
Accumulated depletion and impairments	(68,832)	(645)
Ending balance	283,384	307,178
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	101,383
Cost	160,017	141,789
Accumulated depletion and impairments	(58,531)	(40,406)
Ending balance	101,486	101,383
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	3,703
Cost	20,842	24,545
Accumulated depletion and impairments	(20,842)	(20,842)
Ending balance	0	3,703
Exploration and evaluation [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	263,528
Cost	311,916	271,661
Accumulated depletion and impairments	(7,894)	(8,133)
Ending balance	304,022	263,528
Exploration and evaluation [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	241,304
Cost	274,874	248,914
Accumulated depletion and impairments	(7,371)	(7,610)
Ending balance	267,503	241,304
Exploration and evaluation [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	15,156
Cost	26,271	15,679
Accumulated depletion and impairments	(523)	(523)
Ending balance	25,748	15,156
Exploration and evaluation [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	7,068
Cost	10,771	7,068
Accumulated depletion and impairments	0	0
Ending balance	$ 10,771	$ 7,068